Revenue From Contracts With Customers - Additional Informational (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Contract With Customer Asset And Liability [Line Items]
Contract with customer, liability, revenue recognized	¥ 117,800	$ 18,500	¥ 57,400	¥ 4,000
Deferred income,current	¥ 2,900		16,600		$ 400
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	future periods upon the usage of the prepaid card balances to purchase the Group’s products.	future periods upon the usage of the prepaid card balances to purchase the Group’s products.
Contract with customer liability, current	¥ 96,800		57,100		15,200
Loyalty Points Program [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	will be recognized as revenues when the points are redeemed	will be recognized as revenues when the points are redeemed
Membership [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred income,current	¥ 143,800		¥ 66,765		$ 22,600
Membership [Member] | Minimum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 month				1 month
Membership [Member] | Maximum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months				12 months
Corporate Customers [Member] | Minimum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue from contract with customers, Billing terms	7 days	7 days
Corporate Customers [Member] | Maximum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue from contract with customers, Billing terms	30 days	30 days